Organization (Tables)	12 Months Ended
Dec. 31, 2019
Organization
Schedule of subsidiaries, VIE and primary subsidiaries of VIE

			Percentage
			of legal
			ownership
	Date of	Place of	by the	Principal
Entity	incorporation	incorporation	Company	activities
Subsidiaries
Weidai HK Limited	February 5, 2018	Hong Kong	100%	Investment holding
Weidai Co., Ltd.	March 15, 2018	PRC	100%	Investment holding
Rymo Technology Industry Limited	September 22, 2009	Hong Kong	100%	Investment holding
Weidai Singapore PTE. LTD.	February 28, 2019	Singapore	100%	Online finance marketplace business
QianTang (Philippines) Lending Inc.	May 31, 2019	Philippines	100%	Online finance marketplace business
Zhejiang Qunshuo Electronics Co., Ltd.	August 7, 2014	PRC	100%	Internet Technology
Youxian Weirui Technology Co., Ltd.	June 17, 2019	PRC	100%	Internet Technology
Shanghai Zaohui Finance Lease Co., Ltd.	December 18, 2015	PRC	100%	Asset Management
Hangzhou Weian Finance Lease Co., Ltd.	October 21, 2016	PRC	100%	Asset Management

			Percentage
			of legal
			ownership
	Date of	Place of	by the	Principal
Entity	incorporation	incorporation	Company	activities
VIEs
Weidai (Hangzhou) Financial Information Service Ltd.	December 25, 2014	PRC	Nil	Online finance marketplace business

Yuntuo Group Co., Ltd.	January 15, 2019	PRC	Nil	Online finance marketplace business

Percentage
of legal
ownership
	Date of	Place of	by the
Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries of the VIEs
Qianwei (Hangzhou) Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd.	July 30, 2015	PRC	Nil	Asset Management
Yiwu Weirui Internet Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Hangzhou Yiqitou Investment Advisory Co., Ltd.	October 28, 2016	PRC	Nil	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd.	February 21, 2017	PRC	Nil	Internet Technology
Hangzhou Yaowei Technology Co., Ltd.	January 24, 2018	PRC	Nil	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.	August 25, 2015	PRC	Nil	Finance information service
Hangzhou Hengting Information Consultancy Co., Ltd.	December 11, 2019	PRC	Nil	Information Consulting
Shanghai Tingji Technology Co., Ltd.	September 24, 2019	PRC	Nil	Internet Technology
Haikou Chengfan Technology Co., Ltd.	September 25, 2019	PRC	Nil	Internet Technology
Beihai Hongri Technology Co., Ltd.	August 30, 2019	PRC	Nil	Internet Technology
Beijing Jiyun Technology Co., Ltd.	July 2, 2019	PRC	Nil	Internet Technology
Fuzhou Weidai Online Microcredit Co., Ltd.	June 23, 2017	PRC	Nil	Micro-loan business
Hangzhou Yaohong Technology Co., Ltd.	April 7, 2016	PRC	Nil	Internet Technology

Schedule of consolidated balance sheets related variable interest entities

	As of December 31,
	2018	2019
	RMB	RMB	US$
Current assets:
Cash and cash equivalents	1,419,293	539,491	77,493
Restricted cash	1,619,937	1,140,819	163,868
Loans and advances, net	1,482,368	1,517,876	218,029
Short-term investments	4,100	—	—
Prepaid expenses and other assets	553,251	438,842	63,036
Amounts due from related parties	42,680	49,815	7,155
Total current assets	5,121,629	3,686,843	529,581
Non-current assets:
Restricted cash	19,368	—	—
Long-term investments	13,333	13,333	1,915
Loans and advances, net	421,564	49,643	7,131
Prepaid expenses and other assets	7,606	23,429	3,365
Property, equipment and software, net	88,684	58,638	8,423
Goodwill	3,067	3,067	441
Deferred tax assets	329,796	675,089	96,970
Total non-current assets	883,418	823,199	118,245
Total assets	6,005,047	4,510,042	647,826

Current liabilities:
Payable to institutional funding partners and online investors	1,005,236	289,026	41,516
Current account with online investors and borrowers	2,005,605	1,275,210	183,172
Income tax payable	59,461	228,573	32,832
Accrued expenses and other liabilities	459,415	383,365	55,067
Amounts due to related parties	452,518	628,414	90,266
Contract liabilities	—	271,741	39,033
Deferred revenue	11,962	—	—
Total current liabilities	3,994,197	3,076,329	441,886
Non-current liabilities:
Payable to institutional funding partners and online investors	450,160	51,444	7,389
Contract liabilities	—	198,282	28,481
Deferred revenue	11,343	—	—
Other non-current liabilities	14,110	—	—
Total non-current liabilities	475,613	249,726	35,870
Total liabilities	4,469,810	3,326,055	477,756

Schedule of consolidated statements of comprehensive income related variable interest entities

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net revenues	3,545,430	3,917,701	2,709,562	389,204
Net income	474,821	231,872	27,298	3,921

Schedule of consolidated statements of cash flows related variable interest entities

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash provided by operating activities	2,284,077	1,204,835	2,242,135	322,063
Net cash used in investing activities	(2,941,921)	(9,916)	(913,760)	(131,253)
Net cash provided by (used in) financing activities	2,205,523	(998,814)	(1,114,926)	(160,149)